Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of Price Risk Derivatives
The realized and unrealized (loss)/gain on oil derivative instrument is as follows:

(in thousands of $)	Nine months ended September 30,
	2020	2019
Realized gain on oil derivative instrument	2,539	11,979
Unrealized (loss)/gain on oil derivative instrument	(39,400)	(43,420)
	(36,861)	(31,441)